Employee benefits - Composition and return of plan assets (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Employee benefits
Composition Rate of the plan's assets	100.00%	100.00%	100.00%
Fixed incomes securities [Member]
Disclosure of Employee benefits
Actual Rate Of Return Of Plan's Assets	11.28%	12.67%	5.10%
Composition Rate of the plan's assets	63.00%	62.00%	67.00%
Variable income securities [Member]
Disclosure of Employee benefits
Actual Rate Of Return Of Plan's Assets	9.47%	15.65%	(10.95%)
Composition Rate of the plan's assets	37.00%	38.00%	33.00%